Fair Value Measurements - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Transfers within the hierarchy	$ 0	$ 0	$ 0